Income Taxes (Details 2)	12 Months Ended				0 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Apr. 01, 2015 Forecast	Apr. 01, 2014 Forecast
Notional U.K. rate applied for reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate
Provision (benefit) for income taxes at corporation tax rate (as a percent)	23.00%	24.00%	26.00%
Adjustment in respect of prior years (as a percent)	17.60%	(8.40%)	1.80%
Other nondeductible expenses (as a percent)	3.10%	0.10%	(0.30%)
Research and development tax credits (as a percent)	94.70%	(26.20%)	(13.60%)
Effect of change in U.K. tax rate (as a percent)	(144.60%)	6.80%	3.30%
Tax differentials on foreign income (as a percent)	(9.50%)	(3.90%)	(2.20%)
Other valuation allowances (as a percent)	(975.80%)	1.40%	2.20%
Movement in unrecognized tax benefits (as a percent)	8.20%	3.90%	(7.10%)
Provision (benefit) for income taxes (as a percent)	(983.30%)	(2.30%)	10.10%
Additional disclosures
Enacted U.K. corporation tax rate (as a percent)	23.00%	24.00%	26.00%	27.00%	20.00%	21.00%
Rate at which deferred tax asset is calculated (as a percent)	20.00%